Segment Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Company’s Net Revenue by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, is summarized as follows:

	Three months ended December 31,
	2025	2024

United States	$1,720	$3,018
Other	155	151
Total net revenue	$1,875	$3,169

The Company’s net revenue by geographic region, based on ship-to location, are summarized as follows:

	Year ended September 30,
	2025	2024

United States	$9,152	$5,699
China	—	288
Other	760	455
Total net revenue	$9,912	$6,442